Incentive Award Plan (Narrative) (Details)	12 Months Ended
Dec. 31, 2011
Incentive Award Plan Selected Data [Line Items]
Shares Reserved for Issuance Pursuant to the Plan	5,340,000
Shares Available for Future Issuance under the Plan	2,039,029
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Minimum	P4Y
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum	P5Y